Share-based Payments (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options issued under ESOP	$ (607,000)	$ 1,343,500